Deferred income tax (Schedule of Gross Movement on the Deferred Income Tax Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income tax [Abstract]
Deferred tax at 1 January	$ 16,992	$ 25,350
Currency translation differences		(517)	$ (3,574)
Income statement (charge) credit	(391)	(4,784)
Deferred tax at 31 December	$ 16,084	$ 16,992	$ 25,350